INCOME TAXES - Analysis of the provision (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Current income taxes					$ 6,225	$ 4,873
Deferred income tax benefit					(265)	(165)
Income Tax Expense (Benefit), Total	$ (1,376)	$ 1,345	$ 914	$ 4,435	$ 5,960	$ 4,708